Going Concern (Details Narrative) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Going Concern Details Narrative
Accumulated deficit	$ (1,048,007)	$ (1,007,435)	$ (860,684)